financial instruments - Accounts receivable (Details) - Customer accounts receivable - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Credit risk
Days after the billing date that accounts receivables are considered to be past due (in default)	30 days
Receivable account balances	$ 3,069		$ 3,113
Receivable account balances - Current	2,476		2,542
Receivable account balances - Non-current	593		571
Accounts receivable written off directly to doubtful accounts expense	0
Cost/Gross amount
Credit risk
Receivable account balances	3,176		3,222
Receivable account balances - Current	2,569		2,636
Receivable account balances - Non-current	607		586
Allowance for doubtful accounts
Credit risk
Receivable account balances	(107)	$ (106)	(109)	$ (114)	$ (107)	$ (110)
Receivable account balances - Current	(93)		(94)
Receivable account balances - Non-current	(14)		(15)
Less than 30 days past billing date
Credit risk
Receivable account balances	1,083		925
Less than 30 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	1,095		936
Less than 30 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(12)		(11)
30-60 days past billing date
Credit risk
Receivable account balances	293		389
30-60 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	305		400
30-60 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(12)		(11)
61-90 days past billing date
Credit risk
Receivable account balances	98		170
61-90 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	112		185
61-90 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(14)		(15)
More than 90 days past billing date
Credit risk
Receivable account balances	140		159
More than 90 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	171		192
More than 90 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(31)		(33)
Unbilled customer finance receivables
Credit risk
Receivable account balances	1,455		1,470
Unbilled customer finance receivables | Cost/Gross amount
Credit risk
Receivable account balances	1,493		1,509
Unbilled customer finance receivables | Allowance for doubtful accounts
Credit risk
Receivable account balances	$ (38)		$ (39)